Note 10 - Discontinued Operations - Results of Discontinued Operations (Details) - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - Drybulk Fleet [Member]	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Time charter revenue	$ 4,912,495
Commissions	(271,808)
Voyage expenses	(94,521)
Vessel operating expenses	(2,347,987)
Drydocking expenses	(1,460,834)
Management fees	(379,410)
Vessel depreciation	(1,205,139)
Other general and administrative expenses	(257,261)
Operating loss	(1,104,465)
Total other expenses, net	(341,223)
Net loss attributable to discontinued operations	$ (1,445,688)
Loss per share attributable to common shareholders, basic and diluted (in dollars per share) | $ / shares	$ (0.65)
Weighted average number of shares outstanding during period, basic and diluted (in shares) | shares	2,226,753